Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes Disclosure [Abstract]
Components of income from continuing operations before provision for income taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2010	2009	2008

U.S.	$728.3	$531.8	$670.2
Non-U.S.	377.4	348.6	422.7

	$1,105.7	$880.4	$1,092.9

Components of the provision for income taxes of continuing operations

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2010	2009	2008

Current Income Tax Provision
Federal	$232.7	$172.1	$166.0
Non-U.S.	104.5	104.4	81.5
State	33.3	20.7	32.8

	370.5	297.2	280.3

Deferred Income Tax Provision (Benefit)
Federal	$(169.5)	$(142.9)	$(51.6)
Non-U.S.	(68.3)	(83.3)	(63.0)
State	(24.0)	(13.8)	(26.8)

	(261.8)	(240.0)	(141.4)

	$108.7	$57.2	$138.9

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit)

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Continuing Operations	$108.7	$57.2	$138.9
Discontinued Operations	24.3	18.0	17.2

	$133.0	$75.2	$156.1

Schedule of Effective Income Tax Rate Reconciliation

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2010	2009	2008

Provision for Income Taxes at Statutory Rate	$387.0	$308.1	$382.5

Increases (Decreases) Resulting From:
Foreign rate differential	(156.0)	(147.2)	(165.5)
Impact of change in tax laws and apportionment on deferred taxes	(11.0)	(2.5)	(27.9)
Income tax credits	(79.5)	(100.3)	(54.2)
Manufacturing deduction	(31.5)	(15.8)	(17.5)
State income taxes, net of federal tax	3.6	(2.3)	9.7
Nondeductible expenses	5.8	4.5	6.0
Provision (reversal) of tax reserves, net	(6.4)	7.4	6.5
Tax return reassessments and settlements	(1.3)	(0.4)	(1.2)
Other, net	(2.0)	5.7	0.5

	$108.7	$57.2	$138.9

Schedule of Deferred Tax Assets and Liabilities

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2010	2009

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,116.2)	$(2,211.4)
Net operating loss and credit carryforwards	487.3	443.9
Reserves and accruals	119.7	123.1
Accrued compensation	169.0	149.1
Inventory basis difference	44.9	31.9
Available-for-sale investments	5.4	5.6
Non U.S. earnings expected to be repatriated	6.4	6.4
Other capitalized costs	62.1	—
Other, net	55.7	11.8

	(1,165.7)	(1,439.6)
Less: Valuation allowance	156.1	164.8

	$(1,321.8)	$(1,604.4)

Unrecognized Tax Benefits

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2010	2009	2008

Balance at beginning of year	$76.2	$70.4	$73.9
Additions for tax positions of current year	1.3	11.3	6.5
Additions for tax positions of prior years	2.9	—	—
Closure of tax years	(7.8)	(4.6)	(3.0)
Settlements	(10.5)	(0.9)	(7.0)

	$62.1	$76.2	$70.4